Submission	Oct. 30, 2026
Submission [Line Items]
Central Index Key	0000766829
Registrant Name	H2O AMERICA
Registration File Number	333-282881
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES